Condensed Consolidated Balance Sheets (unaudited) (Parenthetical) - $ / shares	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Preferred stock, no par value (in dollars per share)
Preferred stock, authorized	10,000	10,000	10,000
Preferred stock, outstanding	0	0	0
Common stock, no par value (in dollars per share)
Common stock, authorized	200,000	200,000	200,000
Common stock, issued	42,247	35,942	35,241
Common stock, outstanding	42,247	35,942	35,241